Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
11.	RELATED PARTY TRANSACTIONS

Name of related parties	Relationship with the Group
Telstra International HK Limited	A wholly-owned subsidiary of the Company’s major shareholder
Telstra International Limited	A wholly-owned subsidiary of the Company’s major shareholder
Beijing POP Information Technology Co., Ltd.	A company owned by the same group of the Company’s shareholders
Lianhe Shangqing (Beijing) Advertisement Co., Ltd.	A company owned by the same group of the Company’s shareholders
Beijing Australian Telecommunications Technical Consulting Limited	A wholly-owned subsidiary of the Company’s majority shareholder

Autohome Media Limited (prior to the acquisition)	A company over which the spouse of one of the Group’s director who has significant influence

During the year ended December 31, 2012, Lianhe Shangqing (Beijing) Advertisement Co., Ltd. paid office rent expense amounting to RMB438 on behalf of Beijing Shengtuo Autohome Advertising Co., Ltd.

In April 2012, Autohome Information paid RMB2,085 to Beijing POP Information Technology Co., Ltd. and Beijing Shengtuo Autohome Advertising Co., Ltd. paid RMB3,008 to Lianhe Shangqing (Beijing) Advertisement Co., Ltd. to settle outstanding related party balances.

During the year ended December 31, 2012, Telstra International HK Limited provided the network maintenance services amounting RMB246 to Autohome Information. The outstanding balance has been paid in full as of December 31, 2012.

During the year ended December 31, 2013, Telstra International HK Limited provided network services amounting to RMB128 (US$21) to Autohome Information. The outstanding balance has been paid in full as of December 31, 2013.

During the year ended December 31, 2013, Telstra International Limited provided network services amounting to RMB255 (US$42) to Autohome Information. The outstanding balance has been paid in full as of December 31, 2013.

During the year ended December 31, 2013, the Group acquired Autohome Media in October 2013, which is 50% owned by the spouse of one of the Group’s directors. There are no outstanding balances associated with this acquisition as of December 31, 2013.

During the year ended December 31, 2013, the Group and Telstra International Limited entered into an agreement where a Telstra executive would provide consulting services to the Group. Under this agreement, the amount due to Telstra for services provided during the year ended December 31, 2013 amounted to RMB 418 (US$69).

During the year ended December 31, 2013, the Group and Beijing Australian Telecommunications Technical Consulting Limited entered into an agreement where a Telstra executive would provide consulting services to the Group. Under this agreement, the amount due to Beijing Australian Telecommunications Technical Consulting Limited for services provided during the year ended December 31, 2013 amounted to RMB149 (US$25).

The Group had the following related party payables outstanding as of December 31, 2012 and 2013:

	December 31,
	2012	2013
	RMB	RMB	US$
Telstra International Limited	—	418	69
Beijing Australian Telecommunications Technical Consulting Limited	—	149	25

	—	567	94